SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment
The following table details our share-based compensation expense related to award grants to our officers, directors and employees:

($ in millions)	2017	2016	2015
Service based RSUs	$10	$9	$9
Performance based RSUs	4	3	3
	14	12	12
SARs	2	2	2
Stock options	—	—	—
	$16	$14	$14

Schedule of Unrecognized Compensation Cost
The following table details our deferred compensation costs related to unvested awards:

($ in millions)	At Year-End 2017(1)	At Year-End 2016
Service based RSUs	$9	$9
Performance based RSUs	5	3
	14	12
SARs	1	1
Stock options	—	—
	$15	$13
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(1)
As of December 31, 2017, the weighted average remaining term for RSU grants outstanding at year-end 2017 was 1.8 years and we expect that deferred compensation expense will be recognized over a weighted average period of 2.4 years.

Additional Information on Outstanding RSUs Issued to Employees
The following table shows the changes in our outstanding RSUs and the associated weighted average grant-date fair values:

	2017
	Service Based		Performance Based		Total
	Number of RSUs	Weighted Average Grant-Date Fair Value Per RSU	Number of RSUs	Weighted Average Grant-Date Fair Value Per RSU	Number of RSUs	Weighted Average Grant-Date Fair Value Per RSU
Outstanding at year-end 2016	514,947	$49.36	279,284	$61.30	794,231	$53.56
Granted	115,334	$96.53	94,436	$93.41	209,770	$95.12
Distributed	(152,783)	$51.88	(50,978)	$52.09	(203,761)	$51.93
Forfeited	(6,491)	$74.47	(11,230)	$52.09	(17,721)	$60.28
Outstanding at year-end 2017	471,007	$59.49	311,512	$72.89	782,519	$64.83

Changes in Outstanding Marriott Vacations Worldwide SARs Issued to Both Marriott International and Marriott Vacations Worldwide Employees and Non-employee Directors
The following table shows the changes in our outstanding SARs and the associated weighted average exercise prices:

	2017
	Number of SARs	Weighted Average Exercise Price Per SAR
Outstanding at year-end 2016	781,903	$34.97
Granted	81,977	97.53
Exercised	(205,427)	19.35
Forfeited or expired	—	—
Outstanding at year-end 2017(1)(2)	658,453	$47.63

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(1)	As of December 31, 2017, outstanding SARs had a total intrinsic value of $58 million and a weighted average remaining term of 5.9 years.

(2)
As of December 31, 2017, 431,543 SARs with a weighted average exercise price of $32.62, an aggregate intrinsic value of $45 million and a weighted average remaining contractual term of 4.6 years were exercisable.

Assumptions Used to Estimate Fair Value of Grants
The following table outlines the assumptions used to estimate the fair value of grants in 2017, 2016 and 2015:

	2017	2016	2015
Expected volatility	30.41%	31.60%	42.74%
Dividend yield	1.44%	1.96%	1.26%
Risk-free rate	2.06%	1.41%	1.74%
Expected term (in years)	6.25	6.25	6.25